Stock Options and Warrants (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 02, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Exercise price (in Dollars per share)				$ 5.60
Award grant date value (in Dollars)	$ 3
Initial derivative expense		$ 3,585,983	$ 0	$ 3,340,554
Stock Options Granted
Compensation expense		$ 260,440
Embedded Derivative
Dividend yield		0.00%
Embedded Derivative | Minimum
Term		3 years
Volatility factor		209.00%
Risk free interest rate		0.35%
Embedded Derivative | Maximum
Term		4 years 1 month 6 days
Volatility factor		308.00%
Risk free interest rate		0.635%
Series D Warrants
Other income related to change in fair value of derivative		$ 478,295
Fair value of embedded derivative		$ 3,812,098
Warrants cancelled		53,336
Reclassification of derivative value of warrants to paid in capital		$ 373,070
2021 Debenture Warrants
Term		3 years
Dividend yield		0.00%
Fair value of warrants		$ 5,040,080
Number of warrants issued, shares		770,746
Debt discount		$ 1,454,097
Initial derivative expense		$ 3,585,983
2021 Debenture Warrants | Minimum
Volatility factor		215.00%
Risk free interest rate		0.17%
2021 Debenture Warrants | Maximum
Volatility factor		216.00%
Risk free interest rate		0.19%
Placement Agent Warrants
Term		3 years
Dividend yield		0.00%
Volatility factor		215.00%
Fair value of warrants		$ 919,979
Number of warrants issued, shares		139,950
Debt discount		$ 919,979
Placement Agent Warrants | Minimum
Risk free interest rate		0.17%
Placement Agent Warrants | Maximum
Risk free interest rate		0.19%
Convertible Debenture Warrants and Placement Agent Warrants
Dividend yield		0.00%
Other income related to change in fair value of derivative		$ 150,326
Fair value of embedded derivative		$ 12,684,266
Convertible Debenture Warrants and Placement Agent Warrants | Minimum
Term		2 years 1 month 28 days
Volatility factor		212.00%
Risk free interest rate		0.16%
Convertible Debenture Warrants and Placement Agent Warrants | Maximum
Term		2 years 10 months 6 days
Volatility factor		220.00%
Risk free interest rate		0.35%
March 9, 2021 | 2017 Equity Incentive Plan
Options granted to purchase common stock (in Shares)		159,000
Exercise price (in Dollars per share)		$ 8.625
Term		5 years
Award grant date value (in Dollars)		$ 1,371,231
Compensation expense over vesting period (in Dollars)		$ 85,702
Dividend yield		0.00%
Volatility factor		346.00%
Risk free interest rate		0.80%
Weighted average remaining life		5 years
Vesting initial vesting date		June 9, 2021
Vesting period		1 year
February 10, 2021 | 2017 Equity Incentive Plan | Director
Options granted to purchase common stock (in Shares)		20,000
Exercise price (in Dollars per share)		$ 6.75
Term		5 years
Award grant date value (in Dollars)		$ 134,896
Compensation expense over vesting period (in Dollars)		$ 6,300
Dividend yield		0.00%
Volatility factor		354.00%
Risk free interest rate		0.80%
Weighted average remaining life		5 years
Vesting initial vesting date		May 10, 2021
Vesting period		3 years
March 24, 2021 | 2017 Equity Incentive Plan | Director
Options granted to purchase common stock (in Shares)		20,000
Exercise price (in Dollars per share)		$ 8.125
Term		5 years
Award grant date value (in Dollars)		$ 162,491
Compensation expense over vesting period (in Dollars)		$ 1,128
Dividend yield		0.00%
Volatility factor		359.00%
Risk free interest rate		0.83%
Weighted average remaining life		5 years
Vesting initial vesting date		June 24, 2021
Vesting period		3 years